Financial instruments - Fair value and risk management, Interest Rate Sensitivity (Details) - USD [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
1 % Increase [Member]
Increase (decrease) effect on combined income before income taxes [Abstract]
Increase / decrease effect on combined income before income taxes	$ 601,345	$ 458,569
1 % Decrease [Member]
Increase (decrease) effect on combined income before income taxes [Abstract]
Increase / decrease effect on combined income before income taxes	$ (601,345)	$ (458,569)